Fees Summary	Oct. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,550,539.20
Previously Paid Amount	680.92
Total Fee Amount	1,799.94
Total Offset Amount
Net Fee	$ 1,119.02